Non-controlling interest (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Non-controlling interests outstanding	$ 0	$ 0
Aya Biosciences, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Non-controlling interest	100.00%	100.00%